Dividends (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Interim Financial Reporting

			2021			2020				2019
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m		Paid	Dividend per share (pence)	Total dividend £m

First interim	8 July 2021	19	951	9 July 2020	19	946		11 July 2019	19	940

Second interim	7 October 2021	19	951	8 October 2020	19	946		10 October 2019	19	941

Third interim	13 January 2022	19	952	14 January 2021	19	946		9 January 2020	19	941

Fourth interim	7 April 2022	23	1,152	8 April 2021	23	1,151	*	9 April 2020	23	1,144

Total		80	4,006		80	3,989			80	3,966

*	The estimate for the fourth interim dividend for 2020 disclosed in the 2020 annual report and accounts was £1,146 million, £5 million less than the dividend that was ultimately paid.

Summary of Dividends to Shareholders	The amounts recognised in each year were as follows:

	2021 £m	2020 £m	2019 £m

Dividends to shareholders	3,999	3,977	3,953